Share-based payments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares, per annum	5.00%
Liability for cash-settled awards	$ 5	$ 6
– Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
– Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition	80.00%
Decarbonisation measure	20.00%
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Performance share plans | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	41,164	24,365
Liability for cash-settled awards	$ 1	$ 1
Performance share plans | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	25,792	19,881
Management share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Bonus Deferral Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
Bonus Deferral Awards | Executive Directors And Product Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus deferral	50.00%
Global Employee Share Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 4	$ 5
Share incentive plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	88,637	90,331
Share incentive plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	5,232	7,913